UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                --------------

Check here if Amendment [x]; Amendment Number: _____
This Amendment (Check only one.):[x] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GSCP (NJ), L.P.
Address:  500 Campus Dr., Suite 220
          Florham Park, NJ 07932



Form 13F File Number: 28- 10125
                          ------

The institutional investment manager filing this report and the person-by whom it is signed here by represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Manager of Financial Reporting
Phone:   973-437-1013



Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.    Florham Park, NJ    11/12/02
---------------------------    ----------------   ----------
   [Signature]                  [City, State]       [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-____________           _______________

 [Repeat as necessary.]



                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        -------------
Form 13F Information Table Entry Total: 6
                                        -------------
Form l3F Information Table Value Total: $467,551
                                        --------------
                                        (thousands)


List of Other Included Managers:
 NONE

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number       Name
______________    28-______________          __________________________


[Repeat as necessary.]



                           FORM 13F INFORMATION TABLE



 COLUMN 1                   COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6    COLUMN 7    COLUMN 8
 --------                   --------  --------  --------   -----------------  --------    --------     --------
                            TITLE               VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------             ---------   -----    ---------   -------  --- ---   ---------- --------  ----  ------ ----
Moore Corp. Ltd             Com     615785102   150,291  13,096,155   SH         Sole        None         Sole
WestPoint Stevens, Inc.     Com     961238102    24,416   6,308,931   SH         Sole        None         Sole
DT Industries, Inc.         Com     23333J108       496     141,700   SH         Sole        None         Sole
Endo Pharmaceutical
  Holdings, Inc.            Com     29264F205    67,821   9,688,782   SH       Shared-other  Kelso & Co.  Sole
Regal Entertainment Group   CL A    758766109   215,086   9,223,244   SH       Sole          None         Sole
Alderwoods Group, Inc.      Com     014383103     9,441   1,245,552   SH       Sole          None         Sole




[Repeat as necessary]